Equity (Tables)	6 Months Ended
Jun. 30, 2022
Equity [abstract]
Disclosure of dividends

	Date of register	Amount per Share	Amount
Anticipation of dividends	05.23.2022	0.5412	7,059
Anticipation of interest on capital	05.23.2022	0.0859	1,121
Total anticipations based on the net income of Jan-Mar/2022		0.6271	8,180
Intermediate dividends by use of a portion of profit retention reserve	05.23.2022	0.1152	1,503
Total distribution to shareholders		0.7423	9,683
Outstanding preferred shares		0.7423	4,159
Outstanding common shares		0.7423	5,525
Amounts translated into U.S. dollar based on the exchange rate prevailing at the date of the approval.

Earnings (Losses) Per Share

		Jan-Jun/2022			Jan-Jun/2021
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	11,191	8,424	19,615	4,736	3,565	8,301
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	1.50	1.50	1.50	0.64	0.64	0.64
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	3.00	3.00	3.00	1.28	1.28	1.28

		Apr-Jun/2022			Apr-Jun/2021
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,282	4,728	11,010	4,633	3,488	8,121
Weighted average number of outstanding shares	7,442,231,382	5,601,969,879	13,044,201,261	7,442,231,382	5,601,969,879	13,044,201,261
Basic and diluted earnings per share - in U.S. dollars	0.84	0.84	0.84	0.62	0.62	0.62
Basic and diluted earnings per ADS equivalent - in U.S. dollars (*)	1.68	1.68	1.68	1.24	1.24	1.24
(*) Petrobras' ADSs are equivalent to two shares.